Other employee retirement and compensation benefits	12 Months Ended
Jan. 28, 2012
Other employee retirement and compensation benefits

Note 13—Other employee retirement and compensation benefits

We offer other employee retirement and compensation benefits for eligible employees. The Supplemental Executive Retirement Plan (“SERP”) provides supplemental retirement benefits to certain executive officers in excess of the limitations that are imposed by Section 401(a)(17) of the Internal Revenue Code of 1986, as amended, on contributions to our TRU Partnership Employees’ Savings and Profit Sharing Plan (the “Savings Plan”). Participants are generally 100 percent vested in their SERP accounts after completing five years of employment with the Company. During fiscal 2011, we recorded SERP expenses of less than $1 million. For each of fiscals 2010 and 2009, we recorded SERP expenses of approximately $1 million. At both January 28, 2012 and January 29, 2011, the SERP liability was $4 million.

Included in our Savings Plan, we have a 401(k) salary deferral feature, company-matching contributions and a profit sharing component for eligible U.S.-based employees. Under the terms of the Savings Plan, annual employer profit sharing contributions are made at the discretion of the Board of Directors, subject to certain limitations. The Savings Plan may be terminated at our discretion. Employee eligibility for participation in the 401(k) savings account portion of the Savings Plan requires twelve months of service and completion of 1,000 hours. In addition, the Company makes a matching contribution in an amount equal to 100% of the first 4%, of the participant’s contribution. We also have various defined contribution and other foreign government sponsored retirement plans for foreign employees, which are managed by each respective foreign location. Expenses related to the Savings Plan, other foreign defined contribution plans and other foreign government sponsored retirement plans were $26 million, $21 million and $19 million in fiscals 2011, 2010 and 2009, respectively. The Board of Directors did not elect to contribute to the profit sharing portion of the Savings Plan in fiscals 2011, 2010 and 2009.

We also offered other supplemental compensation benefits to our executive officers. Prior to the Merger, we offered our executive officers an additional life insurance coverage benefit (“Split Dollar Plan”), which entitled their beneficiaries to receive a death benefit of five times the executive officer’s current compensation. As of March 2005, we discontinued this benefit to new employees. Pursuant to the Merger agreement, the endorsement split-dollar life insurance policies remained in a trust for the then existing participants until July 2010 at which time management liquidated the Plan assets of $5 million. Effective July 21, 2010, the Company terminated the Split Dollar Plan.